Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Raw materials and consumables used:
Raw materials and consumables cost	$ 572	$ 205
Power and fuel expense	28	36
Raw materials and consumables used	600	241
Consultancy expenses:
Consulting - Corporate	926	760
Consulting - Projects	1,208	1,174
Consultancy expenses	2,134	1,934
Administrative and other expenses:
Legal and accounting expenses	7,151	1,163
Subscriptions, software and licences	239	137
Travelling expenses	253	84
Marketing expenses	111	58
Other expenses	326	176
Administrative and other expenses	8,080	1,618
Employee benefits expenses:
Salaries and wages	2,554	2,412
Superannuation	242	215
Payroll tax	111	92
Employee entitlements-annual leave (AL)	42	15
Employee entitlements-long service leave (LSL)	34	22
Employee benefits expenses	2,984	2,756
Research and development expense	$ 1,500	$ 2,130